LOANS, FINANCING AND DEBENTURES - Maturities Scheduled (Details) R$ in Thousands	Dec. 31, 2024 BRL (R$)
LOANS, FINANCING AND DEBENTURES
Payment flow	R$ 62,810,702
2026
LOANS, FINANCING AND DEBENTURES
Payment flow	7,212,134
2027
LOANS, FINANCING AND DEBENTURES
Payment flow	7,012,196
2028
LOANS, FINANCING AND DEBENTURES
Payment flow	6,045,088
2029
LOANS, FINANCING AND DEBENTURES
Payment flow	6,715,367
after 2029
LOANS, FINANCING AND DEBENTURES
Payment flow	R$ 35,825,917